Capital Disclosures (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Capital Disclosures [Abstract]
Summary of Total Capital
Total capital as at March 31, 2024 and 2023 is calculated as follows:

As at	March 31,
	2024	2023
	$	$
Cash	(8,859)	(22,583)
Current portion of long-term debt	12,687	12,808
Contingent consideration	4,082	7,037
Long-term debt	104,695	114,382
Share capital	312,409	311,967
Deficit	(157,370)	(141,481)
Accumulated other comprehensive income	4,606	4,610
Contributed surplus	15,559	14,092
	287,809	300,832